Impact of Change in Accounting Policies - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 322,656	$ 281,488	$ 262,179
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	70	228	151
Depreciation expense	50,565	43,436	42,125
Amortization of intangibles	15,351	17,861	17,450
Amortization of government grants	(47)	(44)	(44)
Interest on short term investments	(1,329)	(1,088)	(823)
Realized (gain)/loss on sale of short term investments	(56)	(112)	(50)
Gain on re-measurement of financial assets	(800)	0	0
Amortization of gain on interest rate hedge	(923)	(923)	(923)
Amortization of financing costs	812	556	566
Stock compensation expense	31,594	30,573	40,343
Deferred tax expense	1,652	10,729	1,545
Changes in assets and liabilities:
Increase in accounts receivable	(37,557)	57,747	2,526
Increase in unbilled revenue	(98,510)	(62,491)	(16,753)
Decrease in other receivables	3,107	1,771	(1,829)
Increase in prepayments and other current assets	(3,237)	4,359	1,872
Decrease in other non-current assets	856	(1,524)	(2,157)
Decrease in payments on account	(6,253)	(7,174)	(45,754)
Increase in other current liabilities	2,009	6,679	(44,713)
Decrease in other non-current liabilities	(1,034)	(3,710)	3,008
Decrease in income taxes payable	(5,220)	(2,293)	(690)
Decrease in accounts payable	(5,067)	7,014	1,175
Net cash provided by operating activities	268,639	383,082	259,204
Cash flows from investing activities:
Purchase of property, plant and equipment	(48,397)	(44,717)	(42,601)
Purchase of subsidiary undertakings	(1,645)	(144,131)	(54,209)
Sale of available for sale investments	99,865	33,086	40,858
Purchase of available for sale investments	(80,956)	(41,701)	(22,030)
Purchase of investments in equity - long term	(6,163)	0	0
Net cash used in investing activities	(37,296)	(177,814)	(74,814)
Cash flows from financing activities:
Financing costs	(823)	0	0
Proceeds from the exercise of equity compensation	16,842	13,950	10,180
Share issue costs	(16)	(15)	(17)
Repurchase of ordinary shares	(128,960)	(133,106)	(110,000)
Share repurchase costs	(66)	(106)	(275)
Net cash used in financing activities	(113,023)	(119,277)	(93,710)
Effect of exchange rate movements on cash	(5,328)	4,327	(2,050)
Net increase in cash and cash equivalents	112,992	90,318	88,630
Cash and cash equivalents at beginning of year	282,859	192,541	103,911
Cash and cash equivalents at end of year	395,851	282,859	$ 192,541
Adjustments
Cash flows from operating activities:
Net income	3,709
Adjustments | Accounting Standards Update 2014-09
Cash flows from operating activities:
Net income	3,709
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	0
Depreciation expense	0
Amortization of intangibles	0
Amortization of government grants	0
Interest on short term investments	0
Realized (gain)/loss on sale of short term investments	0
Gain on re-measurement of financial assets	0
Amortization of gain on interest rate hedge	0
Amortization of financing costs	0
Stock compensation expense	0
Deferred tax expense	5,680
Changes in assets and liabilities:
Increase in accounts receivable	0
Increase in unbilled revenue	1,462
Decrease in other receivables	12,580
Increase in prepayments and other current assets	0
Decrease in other non-current assets	0
Decrease in payments on account	59,242
Increase in other current liabilities	(84,342)
Decrease in other non-current liabilities	0
Decrease in income taxes payable	1,669
Decrease in accounts payable	0
Net cash provided by operating activities	0
Cash flows from investing activities:
Purchase of property, plant and equipment	0
Purchase of subsidiary undertakings	0
Sale of available for sale investments	0
Purchase of available for sale investments	0
Purchase of investments in equity - long term	0
Net cash used in investing activities	0
Cash flows from financing activities:
Financing costs	0
Proceeds from the exercise of equity compensation	0
Share issue costs	0
Repurchase of ordinary shares	0
Share repurchase costs	0
Net cash used in financing activities	0
Effect of exchange rate movements on cash	0
Net increase in cash and cash equivalents	0
Cash and cash equivalents at beginning of year	0
Cash and cash equivalents at end of year	0	0
Balance without adoption of Topic 606
Cash flows from operating activities:
Net income	326,365
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	70
Depreciation expense	50,565
Amortization of intangibles	15,351
Amortization of government grants	(47)
Interest on short term investments	(1,329)
Realized (gain)/loss on sale of short term investments	(56)
Gain on re-measurement of financial assets	(800)
Amortization of gain on interest rate hedge	(923)
Amortization of financing costs	812
Stock compensation expense	31,594
Deferred tax expense	7,332
Changes in assets and liabilities:
Increase in accounts receivable	(37,557)
Increase in unbilled revenue	(97,048)
Decrease in other receivables	15,687
Increase in prepayments and other current assets	(3,237)
Decrease in other non-current assets	856
Decrease in payments on account	52,989
Increase in other current liabilities	(82,333)
Decrease in other non-current liabilities	(1,034)
Decrease in income taxes payable	(3,551)
Decrease in accounts payable	(5,067)
Net cash provided by operating activities	268,639
Cash flows from investing activities:
Purchase of property, plant and equipment	(48,397)
Purchase of subsidiary undertakings	(1,645)
Sale of available for sale investments	99,865
Purchase of available for sale investments	(80,956)
Purchase of investments in equity - long term	(6,163)
Net cash used in investing activities	(37,296)
Cash flows from financing activities:
Financing costs	(823)
Proceeds from the exercise of equity compensation	16,842
Share issue costs	(16)
Repurchase of ordinary shares	(128,960)
Share repurchase costs	(66)
Net cash used in financing activities	(113,023)
Effect of exchange rate movements on cash	(5,328)
Net increase in cash and cash equivalents	112,992
Cash and cash equivalents at beginning of year	282,859
Cash and cash equivalents at end of year	$ 395,851	$ 282,859